Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	Kannalife Inc
Entity Central Index Key	0001615999
Document Type	S-1
Amendment Flag	false
Is Entity Emerging Growth?	true
Is Entity Small Business?	true
Entity Extended Transition Period?	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE